Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Income Taxes Table
Schedule of reconciliation of income taxes
	2019	2018

Net loss for the year	$(1,043)	$(1,125)
Canadian statutory tax rate	27.0%	27.0%

Income tax benefit computed at statutory rates	$(282)	$(304)
Differences between Canadian and foreign tax rates	(6)	(14)
Temporary differences	254	(189)
Items not taxable/deductible for income tax purposes	31	44
Tax losses and tax offsets not recognized	4	359
Under (over) provided in prior years	(4)	104

Income tax recovery	$(3)	$-

Deferred income tax assets and liabilities
	December 31,
	2019	2018

Deferred tax assets:
Non-capital losses carried forward	$889	$711

Deferred tax liabilities:
Book value over tax value of mineral properties	(889)	(711)

Net deferred tax assets	$-	$-

Unrecognized deductible temporary differences
	December 31,
	2019	2018

Non-capital losses	$7,571	$6,278
Marketable securities	145	164
Share issue costs	114	86
Unrealized foreign exchange	234	336
Tax value over book value of mineral properties	6,807	6,544
Tax value over book value of equipment	1,287	1,259
Unrecognized deductible temporary differences	$16,158	$14,667

Schedule of unrecognized non-capital losses
2026	$56
2027	237
2028	-
2029	-
2030	478
2031	817
2032	876
2033	286
2034	854
2035	1,064
2036	-
2037	4,328
2038	837
2039	846
No date of expiry	1,137

$11,816